Summary of Significant Accounting Policies (Details) ¥ in Millions		6 Months Ended			12 Months Ended	103 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Mar. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash equivalent		$ 69,249						¥ 0.5
Allowance for uncollectable balance amount		265,530
Inventory reserve		34,303	84,956
Realized (loss) gain on short-term investments		(3,094,084)	166,931
Change in fair value of short-term investments		(7,617,502)
Investment amount		685,307		¥ 5.0
Investment income
Research and development expenses		86,503	2,268,335
Advertising expenses		$ 2,773,300	1,340,368
Tax benefit percentage		50.00%
Percentage of vat rate		13.00%
Comprehensive income amount		$ 111,459	$ 173,740
Total income taxes paid percent		5.00%
Jx Rcb Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Investment amount	¥ 5.0	$ 692,492
Universe Pharmaceuticals Inc [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest		20.00%						20.00%
Jx Rcb Bank [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest						5.00%	5.00%
Investment amount						$ 700,000	¥ 5.0